INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Income tax provision (benefit) at the federal statutory rate of 21%			$ (10,458)	$ (15,799)
State income taxes, net of effect of federal tax benefit			(963)	(1,809)
Change in valuation allowance on capital losses			15,944	18,269
Stock-based compensation			(3,474)	334
Research credit			(1,439)	(1,049)
Non-deductible expenses			640	2
Other, net			578	397
Income tax (benefit) provision	$ 385	$ 555	$ 828	$ 345